UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Europe Large Cap Stocks—2.8%
ABB Ltd.	8,000	$153,360
Veolia Environnement SA	9,000	311,310

		464,670

Global Large Cap Stocks—7.4%
Cadbury PLC ADR	5,000	188,950
Canadian National Railway Company	2,900	139,983
EnCana Corp.	1,000	51,990
Manulife Financial Corporation	16,500	337,590
Royal Bank of Canada	1,200	61,764
Sanofi-Aventis ADR	5,000	170,350
Suncor Energy, Inc.	2,100	64,344
Toronto-Dominion Bank	2,000	123,360
TransCanada Corp.	3,500	103,880

		1,242,211

Global Small Cap Stocks—2.2%
Herbalife Ltd.	9,000	272,520
Methanex Corp.	5,500	98,450

		370,970

International Large Cap Stocks—9.0%
AstraZeneca PLC ADR	3,000	139,890
Bank of Montreal	5,300	255,566
Canadian Natural Resources Limited	7,000	400,610
Potash Corp. of Saskatchewan, Inc.	3,000	265,530
P T Telekomunikasi Indonesia ADR	9,000	292,770
Research In Motion Ltd.*	900	65,754
Rogers Communications, Inc.	3,500	96,355

		1,516,475

International Mid Cap Stocks—1.8%
Canadian Imperial Bank of Commerce	1,000	58,450
WisdomTree International MidCap Dividend	5,500	248,820

		307,270

International Small Cap Stocks—5.2%
Aracruz Celulose SA ADR	22,000	464,640
Argo Group International Holdings Ltd.*	4,500	158,940
WisdomTree International SmallCap Dividend	6,000	255,720

		879,300

Japan Small Cap Stocks—1.4%
WisdomTree Japan SmallCap Dividend	5,500	231,165

Latin America Large Cap Stocks—4.8%
Banco Bradesco SA ADR	6,800	110,228
Companhia de Bebidas Das Americas ADR	1,400	104,398
Companhia Siderurgica Nacional ADR	4,400	114,796
Empresa Nacional de Electricidad SA ADR	1,600	73,776
Gerdau SA ADR	10,900	128,075
Itau Unibanco Banco Multiplo SA ADR	6,300	116,078
Sociedad Quimica Minera de Chile ADR	2,100	73,143
Vale SA ADR	4,600	88,366

		808,860

Latin America Mid Cap Stocks—0.5%
Tele Norte Leste Participacoes SA ADR	4,800	76,512

Pacific/Asia Large Cap Stocks—1.2%
iShares MSCI Taiwan	14,000	151,760
Philippine Long Distance Telephone	1,000	51,450

		203,210

Pacific/Asia Market Indexes—1.6%
iShares MSCI Pacific Ex-Japan	7,500	277,125

U.S. Large Cap Stocks—22.6%
A T & T, Inc.	4,000	104,200
Bank of New York Mellon Corp.	1,800	53,298
Capital One Financial Corp.	10,000	372,900
Caterpillar, Inc.	5,500	249,205
Charles Schwab Corp.	5,000	90,300
CME Group, Inc.	300	87,312
Coca Cola Co.	4,000	195,080
Deere & Co.	6,000	261,600
FPL Group, Inc.	1,200	67,416
Freeport-McMoRan Copper & Gold, Inc.	5,500	346,390
Goldman Sachs Group, Inc.	500	82,730
Honeywell International, Inc.	3,500	128,660
Kraft Foods, Inc.	4,000	113,400
Merck & Co., Inc.	7,000	227,010
Morgan Stanley	2,700	78,192
Northern Trust Corp.	1,100	64,306
Pacaar, Inc.	9,000	325,530
PNC Financial Services Group, Inc.	4,500	191,655
State Street Corp.	5,500	288,640
U. S. Bancorp	9,500	214,890
Wells Fargo & Company	9,500	261,440

		3,804,154

U.S. Market Indexes—2.3%
Ultra Financials ProShares	67,000	383,240

U.S. Micro Cap Stocks—3.3%
BlackRock Kelso Capital Corporation	43,500	345,825
BWAY Holding Company*	5,000	77,500
Iowa Telecommunications Services, Inc.	4,200	47,922
TrustCo Bank Corp. NY	13,500	83,970

		555,217

U.S. Mid Cap Stocks—18.2%
AGL Resources, Inc.	3,700	124,282
Arthur J. Gallagher & Co.	5,800	137,866
Avery Dennison Corp.	4,100	126,690
Chevron Corp.	800	55,952
Comerica, Inc.	2,200	58,674
DTE Energy Co.	3,000	104,340
Eastman Chemical Co.	4,000	208,640
Enbridge Energy Partners LP	3,500	149,975
Erie Indemnity Co.	2,200	85,074
Federated Investors, Inc.	10,000	262,500
Fortune Brands, Inc.	3,500	139,335
M & T Bank Corp.	3,500	216,160
Microchip Technology, Inc.	7,500	199,125

NYSE Euronext, Inc.	12,500	354,250
Pinnacle West Capital Corp.	1,700	55,947
Pitney Bowes, Inc.	4,000	89,400
ProLogis	29,000	322,480
Reliance Steel & Aluminum Co.	4,700	173,618
SCANA Corp.	3,200	110,976
Windstream Corp.	11,000	94,270

		3,069,554

U.S. Small Cap Stocks—12.5%
ALLETE, Inc.	1,800	60,858
Alliance Bernstein Holding LP	5,800	131,602
Ares Capital Corp.	14,000	130,200
Cal-Maine Foods, Inc.	2,700	77,085
Extra Space Storage, Inc.	8,200	81,180
FirstMerit Corp.	5,070	91,108
First Niagara Financial Group, Inc.	4,200	54,936
Home Properties, Inc.	2,100	79,737
IdaCorp., Inc.	2,100	59,808
International Bancshares Corp.	13,500	208,440
Janus Capital Group, Inc.	23,400	297,648
National Health Investors, Inc.	3,000	99,300
New Jersey Resources Corp.	1,600	58,800
Olin Corp.	4,400	73,656
Omega Healthcare Investors, Inc.	5,000	84,550
Park National Corp.	1,000	59,870
Raymond James Financial, Inc.	5,000	113,750
TCF Financial Corp.	7,600	104,576
Umpqua Holdings Corp.	10,000	103,100
Vector Group Ltd.	4,000	63,120
Westamerica Bancorp	1,200	61,716

		2,095,040

TOTAL INVESTMENTS—96.8% (cost $13,604,557)		16,284,973

OTHER ASSETS IN EXCESS OF LIABILITIES—3.2%		543,042

Net Assets—100.0%		$16,828,015

Cost for federal income tax purposes $13,604,557.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	3,765,114

Excess of tax cost over value	1,084,698

* Non-income producing security.

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—2.2%
Claymore/BNY Mellon Frontier Markets	17,000	$279,310
iShares MSCI—South Africa	6,000	312,900
Sasol Ltd. ADR	3,500	132,265

		724,475

Emerging Markets Value—1.9%
Claymore ETF BNY BRIC	9,000	311,130
Vanguard Emerging Markets ETF	9,000	315,360

		626,490

Europe Large Cap Stocks—2.3%
Nestle SA ADR	2,900	120,205
Roche Holding, Ltd. ADR	6,000	239,040
Siemens AG ADR	1,800	156,312
Telefonica SA ADR	2,000	151,560
Tenaris SA ADR	3,900	113,022

		780,139

Global Large Cap Stocks—0.3%
Accenture Plc.	3,600	118,800

International Large Cap Stocks—4.1%
Agrium, Inc.	11,000	524,810
Infosys Technologies Ltd.	3,500	151,305
Manulife Financial Corp.	22,000	450,120
POSCO ADR	1,500	137,190
Teva Pharmaceutical Industries, Ltd.	2,200	113,300

		1,376,725

International Mid Cap Stocks—0.4%
Millicom International Cellular SA*	2,000	141,120

International Small Cap Stocks—0.9%
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	311,500

Japan Large Cap Stocks—0.3%
Mitsubishi UFJ Financial Group, Inc. ADR	18,000	114,120

Japan Small Cap Stocks—0.7%
WisdomTree Japan SmallCap Dividend Fund	6,000	252,180

Latin America Large Cap Stocks—4.8%
America Movil S.A.B. de C.V. ADR	5,500	248,325
Empresa Nacional de Electricidad SA ADR	4,500	207,495
Enersis SA ADR	12,000	207,720
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	116,416
Gerdau SA ADR	45,000	528,750
Grupo Televisa SA ADR	9,500	166,060
Telefonos de Mexico S.A.B. de C.V. ADR	8,000	148,720

		1,623,486

Latin America Mid Cap Stocks—3.1%
Banco Santander—Chile ADR	2,500	127,925
Embraer-Empresa Brasileira de Aeronautica SA ADR*	9,500	201,780
Gafisa SA ADR	20,000	586,200
Sociedad Quimica Minera de Chile ADR	4,000	139,320

		1,055,225

Pacific/Asia Large Cap Stocks—5.6%
BHP Billiton Ltd. ADR	2,800	174,440
China Life Insurance Co. Ltd. ADR	6,800	430,848
China Mobile Limited ADR	6,600	324,852
China Unicom Hong Kong Ltd. ADR*	20,000	280,000
CNOOC, Ltd. ADR	1,200	156,780
PetroChina Co. Ltd. ADR	1,300	142,675
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	370,990

		1,880,585

Pacific/Asia Market Indexes—3.0%
Claymore/AlphaShares China Small Cap	16,000	353,600
iPath MSCI—India*	7,000	370,230
iShares MSCI—Taiwan	27,000	292,680

		1,016,510

Pacific/Asia Mid Cap Stocks—4.3%
Mindray Medical International Ltd.	7,000	216,300
New Oriental Education & Technology Group, Inc.*	4,500	317,925
Sims Metal Management Limited ADR	27,000	526,770
Sinopec Shanghai Petrochemical Co., Ltd.	9,000	382,050

		1,443,045

Scandinavia Large Cap Stocks—0.4%
Nokia Corp. ADR	7,100

Scandinavia Mid Cap Stocks—1.0%
Autoliv, Inc.	11,000	352,770

United Kingdom Large Cap Stocks—0.7%
GlaxoSmithKline PLC ADR	6,000	234,600

U.S. Large Cap Stocks—11.6%
Amazon.com, Inc.*	1,400	113,666
Apple, Inc.*	1,200	201,852
CA Inc.	13,800	307,602
Chevron Corp.	3,000	209,820
Cisco Systems, Inc.*	7,200	155,520
Dell, Inc.*	10,300	163,049
eBay, Inc.*	7,000	154,980
Franklin Resources, Inc.	6,500	606,645
Google, Inc.*	400	184,668
Hewlett-Packard Company	3,700	166,093
Intel Corporation	8,400	170,688
International Business Machines Corp.	1,500	177,075
L-3 Communications Holdings, Inc.	2,000	148,800
Medco Health Solutions, Inc.*	5,000	276,100
Microsoft Corporation	5,600	138,040
Oracle Corp.	7,700	168,399
QUALCOMM, Inc.	3,500	162,470
Precision Castparts Corp.	4,300	392,504

		3,897,971

U.S. Micro Cap Stocks—10.1%
Almost Family, Inc.*	6,000	165,420
American Apparel, Inc.*	42,000	155,400
Atrion Corp.	1,000	137,000
AZZ, inc.*	12,200	419,924
DXP Enterprises, Inc.*	31,600	335,276
Harris Stratex Networks, Inc.*	17,000	103,020

IMAX Corp.*	14,000	131,600
Interline Brands, Inc.*	14,500	242,295
John B. San Filippo & Son, Inc.*	21,000	215,460
North American Galvanizing & Coatings, Inc.*	60,500	343,035
Palomar Medical Technologies, Inc.*	17,500	242,900
Powell Industries, Inc.*	7,200	272,304
Rochester Medical Corp.*	9,000	110,250
Supertex, Inc.*	13,500	155,925
Smith Micro Software, Inc.*	7,700	198,968
Walter Investment Management Corp.*	10,999	158,826

		3,387,603

U.S. Mid Cap Stocks—19.9%
Alliant Techsystems, Inc.*	3,500	270,480
Ansys, Inc.*	4,500	158,130
Brocade Communications Systems, Inc.*	42,000	303,660
Cliffs Natural Resources, Inc.	16,000	404,960
CONSOL Energy, Inc.	4,000	149,640
Flowserve Corp.	4,000	345,000
FMC Corp.	5,800	276,660
FMC Technologies, Inc.*	3,000	143,100
Greenhill & Co., Inc.	2,300	182,160
Harris Corp.	6,600	229,218
Inverness Medical Innovations, Inc.*	14,000	498,400
Jacobs Engineering Group, Inc.*	3,000	131,940
Laboratory Corporation of America Holdings, Inc.*	2,500	174,475
Legg Mason, Inc.	25,000	719,000
LKQ Corp.*	14,500	251,720
Macy’s, Inc.	14,000	217,280
Micros Systems, Inc.*	9,000	250,830
Nalco Holding Co.	21,000	375,900
Netflix, Inc.*	5,000	218,300
OSI Pharmaceuticals, Inc.*	6,500	217,230
SEI Investments Co.	24,000	442,560
SPX Corp.	5,000	278,400
Terra Industries, Inc.	7,500	233,325
Waste Connnections, Inc.*	7,700	210,595

		6,682,963

U.S. Small Cap Stocks—20.9%
Amedisys, Inc.*	4,500	200,430
Bankrate, Inc.*	5,500	156,695
Cabela’s, Inc.*	16,000	256,800
Cal Dive International, Inc.*	24,000	250,320
Curtiss-Wright Corp.	4,600	149,822
Flowers Foods, Inc.	5,000	118,850
Hexcel Corp.*	60,000	652,800
Huron Consulting Group, Inc.*	3,000	56,460
ICU Medical, Inc.*	3,500	130,165
Jones Lang LaSalle, Inc.	11,000	515,680
Landstar Systems, Inc.	4,300	149,941
Mednax Services, Inc.*	4,800	249,936
NCR Corp.*	18,000	239,940
Orbital Sciences Corp.*	16,100	238,119
Panera Bread Co.*	3,500	182,735
Parametric Technology Group*	16,000	212,800
Parexel International Corp.*	16,000	205,280
ProAssurance Corporation*	2,900	152,250

Quality Systems, Inc.	3,000	161,520
St. Mary Land & Exploration Co.	6,600	173,580
Teledyne Technologies, Inc.*	6,300	212,688
Tessera Technologies, Inc.*	5,500	138,215
Toro Co.	4,900	185,858
Tractor Supply Company*	4,100	192,946
Triumph Group, Inc.	6,700	291,450
Walter Energy, Inc.	8,000	415,280
Watson Wyatt Worldwide, Inc.	3,700	161,690
WMS Industries, Inc.*	6,600	279,378
Woodward Governor, Inc.	22,000	461,780
Zenith National Insurance Corp.	8,500	229,160

		7,022,568

TOTAL INVESTMENTS—98.5% (cost $26,159,739)		33,042,875

OTHER ASSETS IN EXCESS OF LIABILITIES—1.5%		498,154

Net Assets—100.0%		$33,541,029

Cost for federal income tax purposes $26,159,739.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	8,303,587

Excess of tax cost over value	1,420,451

* Non-income producing security.

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt—9.8%
AllianceBernstein Global High Income Fund, Inc.	12,600	$148,302
DWS Global High Income Fund, Inc.	33,000	223,410
Global High Income Fund, Inc.	11,900	143,157
Morgan Stanley Emerging Markets Debt Fund, Inc.	46,500	419,895
Morgan Stanley Emerging Markets Domestic Debt Fund	30,000	392,400
RMR Asia Pacific Real Estate Fund	12,312	208,196
Templeton Emerging Markets Income Fund	11,700	153,387
Western Asset Emerging Markets Debt Fund, Inc.	8,000	128,640
Western Asset Emerging Markets Floating Rate Fund, Inc.	25,200	258,048
Western Asset Emerging Markets Income Fund, Inc.	41,000	470,270
Western Asset Worldwide Income Fund, Inc.	20,000	227,200

		2,772,905

Global Corporate Bonds—14.7%
Advent/Claymore Enhanced Growth & Income Fund	17,000	179,690
BlackRock Preferred and Corporate Income Strategies Fund, Inc.	20,500	161,540
BlackRock Preferred Income Strategies Fund, Inc.	18,000	155,160
Clough Global Allocation Fund	11,000	153,120
Clough Global Opportunities Fund	20,300	244,412
Evergreen Multi-Sector Income Fund	21,500	289,175
First Trust/Aberdeen Global Opportunity Income Fund	10,000	146,900
First Trust Strategic High Income Fund III	85,000	281,350
Highland Credit Strategies Fund	56,000	315,280
ING Clarion Global Real Estate Income Fund	62,000	393,700
Managed High Yield Plus Fund, Inc.	83,000	139,440
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	201,600
Putnam High Income Securities Fund	44,500	302,155
Van Kampen Dynamic Credit Opportunities Fund	25,500	274,635
Western Asset Global High Income Fund, Inc.	40,000	402,000
Western Asset High Income Fund II, Inc.	18,000	147,600
Western Asset Managed High Income Fund, Inc.	28,000	150,360
Western Asset Variable Rate Strategic Fund, Inc.	18,000	238,680

		4,176,797

Global Government Bonds—1.6%
Nuveen Multi-Currency Short Term Government Income	11,500	187,105
Western Asset Global Partners Income Fund, Inc.	26,900	275,187

		462,292

Global Large Cap Stocks—4.0%
Alpine Total Dynamic Dividend Fund	16,000	133,760
Cohen & Steers Global Income Builder, Inc.	19,000	196,270
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,000	247,000
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	11,500	151,225
First Trust Active Dividend Income Fund	21,000	234,780
ING Global Equity Dividend & Premium Opportunity Fund	13,000	167,180

		1,130,215

Global Market Indexes—0.4%
Old Mutual/Claymore Long-Short Fund	16,000	123,680

Global Mid Cap Stocks—1.2%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	28,000	331,800

International Corporate Bonds—0.4%
DWS Multi-Market Income Trust	16,200	124,416

International Large Cap Stocks—1.4%
BlackRock International Growth and Income Trust	15,000	176,550
Nicholas-Applegate International & Premium Strategy Fund	15,000	217,500

		394,050

U.S. Corporate Bonds—48.5%
Advent/Claymore Convertible Securities & Income Fund	20,000	274,000
Advent/Claymore Global Convertible Securities & Income Fund	39,000	280,800
BlackRock Corporate High Yield Fund, Inc.	22,000	133,320
BlackRock Corporate High Yield Fund III, Inc.	22,500	126,450
BlackRock Corporate High Yield Fund VI, Inc.	20,000	189,400
BlackRock Debt Strategies Fund, Inc.	88,000	294,800
BlackRock Diversified Income Strategies Fund, Inc.	32,000	281,600
BlackRock Global Opportunities Equity Trust	24,893	439,361
BlackRock High Income Shares	110,000	184,800
BlackRock Preferred & Equity Advantage Trust	27,500	304,975
BlackRock Preferred Opportunity Trust	21,000	199,920
BlackRock Senior High Income Fund, Inc.	42,000	133,560
Calamos Convertible & High Income Fund	23,000	247,250
Calamos Convertible Opportunities & Income Fund	26,000	284,960
Calamos Strategic Total Return Fund	19,000	153,140
Chartwell Dividend & Income Fund, Inc.	132,000	484,440
Cornerstone Total Return Fund, Inc.	17,000	201,790
Credit Suisse High Yield Bond Fund, Inc.	74,000	183,520
Dreyfus High Yield Strategies Fund	80,000	262,400
DWS Dreman Value Income Edge Fund, Inc.	15,000	156,900
Eaton Vance Credit Opportunities Fund	23,000	178,020
Eaton Vance Limited Duration Income Fund	10,500	144,900
Evergreen Income Advantage Fund	16,000	139,040
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	33,000	387,090
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	12,000	139,920
First Trust Strategic High Income Fund II	44,000	183,040
Franklin Templeton Limited Duration Income Trust	16,000	180,480
ING Prime Rate Trust	31,500	147,420
iShares iBoxx $ High Yield Corporate Bond	6,500	535,080
John Hancock Patriot Premium Dividend Fund II	16,000	143,200
John Hancock Preferred Income Fund III	11,000	145,860
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	180,000
MassMutual Corporate Investors	7,000	172,060
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	803,750
Morgan Stanley High Yield Fund, Inc.	32,000	162,240
Neuberger Berman High Yield Strategies Fund	14,200	145,408
Neuberger Berman Income Opportunity Fund, Inc.	77,000	428,890
Nicholas-Applegate Convertible & Income Fund	18,500	148,185
Nicholas-Applegate Convertible & Income Fund II	74,600	557,262
Nuveen Floating Rate Income Fund	20,000	168,600
Nuveen Multi-Strategy Income & Growth Fund	30,000	192,900
Nuveen Quality Preferred Income Fund	31,000	194,060
Nuveen Quality Preferred Income Fund 2	29,000	199,520
Nuveen Tax-Advantaged Floating Rate Fund	45,000	135,000
Pacholder High Yield Fund, Inc.	60,000	371,400
PIMCO Corporate Income Fund	11,000	136,290
PIMCO Corporate Opportunity Fund	10,500	135,555

PIMCO Income Opportunity Fund	11,000	221,650
Pioneer Diversified High Income Trust	15,200	261,896
Pioneer High Income Trust	23,000	284,510
Putnam Master Intermediate Income Trust	27,400	153,714
Putnam Premier Income Trust	49,000	270,480
SPDR Barclays Capital High Yield Bond	14,000	512,960
TCW Strategic Income Fund, Inc.	44,000	173,360
Van Kampen High Income Trust II	10,200	131,886
Van Kampen Senior Income Trust	75,000	259,500
Zweig Total Return Fund, Inc.	58,000	216,920

		13,759,432

U.S. Large Cap Stocks—7.4%
BlackRock Enhanced Capital and Income Fund	21,000	307,230
Cornerstone Strategic Value Fund, Inc.	14,000	176,400
Eaton Vance Enhanced Equity Income Fund II	14,000	184,380
Eaton Vance Tax-Advantaged Dividend Income Fund	13,500	187,920
Eaton Vance Tax-Managed Diversified Equity Income Fund	11,500	143,750
Enhanced S&P 500 Covered Call Fund, Inc.	14,000	130,340
Gabelli Equity Trust, Inc.	29,000	144,420
Nuveen Tax-Advantaged Dividend Growth Fund	16,000	161,440
Nuveen Tax-Advantaged Total Return Strategy Fund	29,000	281,300
S&P 500 Covered Call Fund, Inc.	11,000	121,220
Small Cap Premium Dividend Income Fund, Inc.	25,000	262,500

		2,100,900

U.S. Market Indexes—2.2%
Dow 30 Enhanced Premium & Income Fund, Inc.	10,000	114,700
NASDAQ Premium Income & Growth Fund	9,000	128,160
S&P 500 Geared Fund, Inc.	32,000	378,240

		621,100

U.S. REIT’s—4.4%
Annaly Capital Management, Inc.	58,000	1,005,720
Cohen & Steers Advantage Income Realty Fund, Inc.	46,000	247,480

		1,253,200

TOTAL INVESTMENTS—96.0% (cost $22,740,485)		27,250,787

OTHER ASSETS IN EXCESS OF LIABILITIES—4.0%		1,144,773

Net Assets—100.0%		$28,395,560

Cost for federal income tax purposes $22,740,485.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	5,615,787

Excess of tax cost over value	1,105,485

* Bond is in default at August 31, 2009.

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—12.1%
iShares MSCI—South Africa	6,000	$312,900
SPDR S&P Emerging Asia Pacific ETF	14,000	892,500
SPDR S&P Emerging Europe ETF	28,000	1,013,600
SPDR S&P Emerging Markets Small Cap	4,000	160,400

		2,379,400

Emerging Markets Value—4.6%
Vanguard Emerging Markets	26,000	911,040

Europe Large Cap Stocks—0.5%
Telefonica SA ADR	1,300	98,514

Europe Market Indexes—4.5%
iShares S&P Europe 350	12,000	440,280
SPDR DJ EURO STOXX 50 ETF	11,000	432,300

		872,580

Europe Mid Cap Stocks—3.7%
iShares MSCI—Austria	36,000	731,880

Global Market Indexes—5.2%
iShares Goldman Sachs Networking	41,500	1,020,485

International Market Indexes—9.8%
iShares MSCI Turkey Investable Market Index	18,000	871,380
SPDR S&P BRIC 40 ETF	43,000	898,270
WisdomTree India Earnings	9,000	172,170

		1,941,820

Japan Large Cap Stocks—3.4%
Canon, Inc. ADR	2,500	95,525
Honda Motor Co. ADR	3,700	115,921
Hutchinson Whampoa Ltd. ADR	2,700	94,365
Mitsubishi Corp. ADR	2,500	100,750
Sony Corp. ADR	3,800	101,612
Sumitomo Mitsui Financial Group ADR	20,000	85,200
Toyota Motor Corp. ADR	1,000	85,190

		678,563

Latin America Market Indexes—8.0%
iShares MSCI—Brazil	17,000	989,740
iShares MSCI—Mexico	14,000	594,020

		1,583,760

Pacific/Asia Large Cap Stocks—3.4%
Australia and New Zealand Banking ADR	7,300	130,743
Cheung Kong Holdings ADR	7,700	91,245
National Australia Bank ADR	5,100	121,635
Sun Hung Kai Properties Ltd. ADR	8,300	112,880
Westpac Banking Corporation ADR	1,100	112,244
Woodside Petroleum Ltd. ADR	2,600	106,600

		675,347

Pacific/Asia Market Indexes—16.4%
iShares FTSE/Xinhua China 25 Index Fund	34,000	1,336,200

iShares MSCI—Singapore	98,000	1,002,540
iShares MSCI Thailand Investable Market Index	24,000	891,840

		3,230,580

Pacific/Asia Mid Cap Stocks—4.8%
iShares MSCI—Australia	47,000	952,690

United Kingdom Market Indexes—2.3%
iShares MSCI—United Kingdom	30,000	448,500

U.S. Large Cap Stocks—6.1%
Apple, Inc.*	1,200	201,852
Cisco Systems, Inc.*	6,900	149,040
Google, Inc.*	300	138,501
Hewlett-Packard Company	3,500	157,115
International Business Machines Corp.	1,400	165,270
Intel Corporation	7,800	158,496
Microsoft Corporation	5,200	128,180
Proctor & Gamble Co.	1,900	102,809

		1,201,263

U.S. Market Indexes—4.6%
iShares Dow Jones U. S. Index	18,000	912,420

U.S. Mid Cap Stocks—2.5%
Affiliated Managers Group, Inc.*	1,800	117,594
Blackstone Group LP	9,800	126,322
Greenhill & Co., Inc.	1,500	118,800
Leucadia National Corp.	4,900	121,863

		484,579

U.S. Micro Cap Stocks—2.2%
Anaren, Inc.*	5,800	93,264
Fortress Investment Group LLC	31,000	140,430
HQ Sustainable Maritime Industries, Inc.*	13,000	108,160
Panhandle Oil and Gas, Inc.	3,500	84,630

		426,484

U.S. Small Cap Stocks—3.9%
Apollo Investment Corp.	18,700	173,162
Allied Capital Corp.	30,000	90,000
Darling International, Inc.*	26,000	182,260
Duncan Energy Partners LP	5,000	90,750
PICO Holdings, Inc.*	7,000	231,910

		768,082

TOTAL INVESTMENTS—98.0% (cost $18,490,612)		19,317,987

OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		402,957

Net Assets—100.0%		$19,720,944

Cost for federal income tax purposes $18,490,612.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	2,786,779

Excess of tax cost over value	1,959,404

* Non-income producing security.

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

August 31, 2009

(Unaudited)

	Shares	Value
Emerging Markets Growth—7.9%
SPDR S&P Emerging Asia Pacific ETF	12,400	$790,500
SPDR S&P Emerging Markets ETF	15,000	809,250

		1,599,750

Europe Large Cap Stocks—1.0%
Novartis AG ADR	4,100	190,527

Global Large Cap Stocks—0.3%
Total SA ADR	1,000	57,270

International Large Cap Stocks—0.9%
Rio Tinto PLC ADR	800	124,128
Vodafone Group PLC ADR	3,000	65,160

		189,288

Japan Large Cap Stocks—0.9%
Toyota Motor Corp ADR	2,200	187,418

Latin America Large Cap Stocks—6.7%
Banco Bradesco SA ADR	8,800	142,648
Companhia de Bebidas Das Americas ADR	3,400	253,538
Companhia Sideurgica Nacional ADR	7,500	195,675
Gerdau SA ADR	14,700	172,725
Itau Unibanco Banco Multiplo SA ADR	17,545	293,879
Petroleo Brasileiro ADR	4,000	158,560
Vale SA ADR	7,800	149,838

		1,366,863

Latin America Mid Cap Stocks—0.6%
Companhia Energetica de Minas Gerais ADR	8,250	120,533

United Kingdom Large Cap Stocks—0.8%
BP PLC ADR	3,200	164,640

U.S. Large Cap Stocks—29.2%
Amgen, Inc.*	3,000	179,220
Applied Materials, Inc.	20,000	263,600
Baker Hughes, Inc.	3,500	120,575
Boeing Company	15,000	745,050
Chubb Corporation	10,000	493,900
eBay, Inc.*	8,000	177,120
Goldman Sachs Group, Inc.	5,500	910,030
International Business Machines, Inc.	1,000	118,050
Lowe’s Companies, Inc.	8,700	187,050
Marsh & McLennan Companies, Inc.	4,000	94,160
Monsanto Company	1,500	125,820
Mosaic Company	3,000	145,410
National Oilwell Varco, Inc.*	4,000	145,400
Nike, Inc. Class B	3,500	193,865
Noble Energy, Inc.	1,800	108,828
Omnicom Group, Inc.	7,500	272,400
Precision Castparts Corp.	2,000	182,560
Progress Energy, Inc.	2,400	94,872

Progressive Corp.*	6,700	110,684
Public Storage REIT	1,400	98,770
Sempra Energy	2,200	110,374
Spectra Energy Corp.	5,900	111,038
Stryker Corp.	3,500	145,110
Sysco Corp.	9,400	239,606
Walgreen Co.	7,500	254,100
Wal-Mart Stores, Inc.	3,500	178,045
Walt Disney Co.	6,000	156,240

		5,961,877

U.S. Micro Cap Stocks—14.6%
ArvinMeritor, Inc.	54,500	398,395
Checkpoint Systems, Inc.*	8,500	141,695
Cohu, Inc.	8,400	99,708
Colonial Properties Trust	20,000	180,600
Exar Corp.*	13,400	100,634
Federal Signal Corp.	11,200	80,080
Foot Locker, Inc.	12,500	133,250
Fuel Systems Solutions, Inc.*	4,000	134,080
Furniture Brands International, Inc.*	92,000	514,280
Houston American Energy Corp	54,000	156,600
Imation Corp.	13,000	111,800
JAKKS Pacific, Inc.*	5,000	67,000
Methode Electronics, Inc.	26,000	224,380
PolyOne Corp.*	30,000	153,000
RehabCare Group, Inc.*	6,100	128,039
Tredegar Corp.	6,700	100,366
VSE Corp.	3,500	120,085
Wintrust Financial Corporation	5,000	138,350

		2,982,342

U.S. Mid Cap Stocks—16.3%
Albemarle Corp.	5,000	161,150
Ball Corp.	5,300	256,838
Boston Properties, Inc.	1,900	115,102
Bunge Ltd.	2,300	154,123
Dr. Pepper Snapple Group, Inc.*	5,500	145,420
Goodrich Corp.	3,000	165,480
Greif, Inc.	3,000	148,620
International Flavors and Fragrances, Inc.	6,500	231,530
International Paper Co.	8,300	190,485
M & T Bank Corp.	2,059	127,164
Magellan Midstream Partners, L.P.	3,000	108,720
Principal Financial Group, Inc.	12,500	355,000
Rockwell Collins, Inc.	4,000	184,160
Silgan Holdings, Inc.	15,000	729,300
Weyerhaeuser Co.	3,000	112,170
Xerox Corporation	15,700	135,805

		3,321,067

U.S. Small Cap Stocks—18.9%
A. O. Smith Corp.	2,100	79,905
Arch Chemicals, Inc.	4,000	116,880
Astec Industries, Inc.*	4,000	101,320
Belden CDT, Inc.	23,000	481,390
Black Box Corp.	2,800	70,112
Brown Shoe Company, Inc.	32,000	240,000
Cytec Industries, Inc.	13,000	375,570

Dyncorp International, Inc.*	7,500	128,625
EarthLink, Inc.	10,000	83,200
Fair Isacc Corp.	5,100	113,730
Gardner Denver, Inc.*	4,000	129,880
Griffon Corp.*	13,400	141,638
Healthcare Services Group, Inc.	6,000	106,080
Investment Technology Group, Inc.*	5,900	145,376
Men’s Wearhouse, Inc.	8,900	231,400
National Presto Industries, Inc.	1,400	117,278
Old Dominion Freight Line, Inc.*	4,000	143,120
Olin Corp.	7,500	125,550
OM Group, Inc.*	2,000	54,420
Parexel International Corporation*	12,600	161,658
Par Pharmaceutical Companies, Inc.*	7,000	143,150
RadioShack Corp.	10,500	158,865
Regal-Beloit Corp.	3,000	136,380
Rent-A-Center, Inc.*	4,900	96,677
Synaptics, Inc.*	4,300	110,854
Woodward Governor, Inc.	3,000	62,970

		3,856,028

TOTAL INVESTMENTS—98.1% (cost $15,127,894)		19,997,603

OTHER ASSETS IN EXCESS OF LIABILITIES—1.9%		396,908

Net Assets—100.0%		$20,394,511

Cost for federal income tax purposes $15,127,894.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	5,264,456

Excess of tax cost over value	394,747

* Non-income producing security.

Investment Valuation

Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2009, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$16,284,973
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$16,284,973

Growth Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$33,042,875
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$33,042,875

Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$26,267,037
Level 2—Other Significant Observable Inputs	983,750
Level 3—Significant Unobservable Inputs	—

Total	$27,250,787

Multiple Index Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$19,317,987
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$19,317,987

Value Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$19,997,603
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$19,997,603

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: October 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: October 19, 2009

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: October 19, 2009